Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
14.	SEGMENT INFORMATION

After the BIOX deconsolidation, that took place in June 24, 2025 the Group is organized under a single operating segment, which is “science-based food ingredients”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker, who in the Group’s case is the Executive Team, in deciding how to allocate resources and assess performance. The Executive Team is composed of the Chief Executive Officer (“CEO”), the Chief Financial Officer (“CFO”) and the Chief Technology Officer (“CTO”).

Prior to the BIOX deconsolidation, the Executive Team evaluates the Group’s financial information and resources and assess the financial performance of these resources as follows:

Seed and integrated products

The seed and integrated products segment focuses mainly on the development and commercialization of seed technologies and products that increase yield per hectare, with a focus on the provision of seed technologies integrated with crop protection and crop nutrition products designed to control weeds, insects or diseases, to increase their quality characteristics, to improve nutritional value and other benefits. The segment focuses on the commercialization of integrated products that combine three complementary components biotechnological events, germplasm and seed treatments—in order to increase crop productivity and create value for customers. While each component can increase yield independently, through an integrated technology strategy the segment offers products that complement and integrate with each other to generate higher yields in crops.

Currently the segment generates revenue from ordinary activities through the sale of seeds, integrated product packs, royalties and licenses charged to third parties, among others.

Crop protection

The crop protection segment mainly includes the development, production and marketing of high-tech adjuvants and a full range of pest control molecules and biocontrol products. Adjuvants are used in mixtures to facilitate the application and effectiveness of active ingredients, such as insecticides, leading to better performance, reduced usage rates and lower residue levels Insecticides and fungicides are applied to control pests and significantly reduce disease during the germination period.

The segment currently generates revenue from ordinary activities through the sale of adjuvants, insecticides, fungicides, and baits, among others.

Crop nutrition

The crop nutrition segment focuses mainly on the development, production and commercialization of inoculants that allow the biological fixation of nitrogen in the crops, and of fertilizers including biofertilizers and microgranulated fertilizers that optimize the productivity and yield of the crops.

Currently the segment generates income from ordinary activities through the sale of inoculants, bio-inductors, biological fertilizers and microgranulated fertilizers, among others.

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the Consolidated financial statements. Revenue generated by products and services exchanged between segments and entities within the Group are calculated based on market prices.

Emerging solutions

The emerging solution segment is based on providing R&D services, biotechnology capabilities and specialised expertise to facilitate the integration of technologies and product development efforts within the Group, as well as R&D services to third parties.

This segment includes revenue sources primarily related to agro-industrial biotechnology businesses, such as those generated by the production and commercialization of industrial enzymes and fermentation technology to convert sugars and oils into high-value molecules or compounds.

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the Consolidated financial statements. Revenue generated by products and services exchanged between segments and entities within the Group are calculated based on market prices.

The following tables present information with respect to the Group’s reporting segments:

Year ended June 30, 2025	Seed and integrated products	Crop protection	Crop nutrition	Emerging solutions	Consolidated
Revenues from contracts with customers
Sale of goods and services	60,535,026	181,908,584	76,054,689	267,261	318,765,560
Royalties	1,414,864	-	-	-	1,414,864
Right of use licenses	-	-	13,430,824	-	13,430,824
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	-	-	-	1,764,863
Government grants	-	-	-	3,412	3,412
Total revenues	63,714,753	181,908,584	89,485,513	270,673	335,379,523

Cost of sales	(44,727,989)	(111,888,640)	(46,808,243)	-	(203,424,872)
Gross profit per segment	18,986,764	70,019,944	42,677,270	270,673	131,954,651
% Gross margin	30%	38%	48%	100%	39%

Year ended June 30, 2024	Seed and integrated products	Crop protection	Crop nutrition	Emerging solutions	Consolidated
Revenues from contracts with customers
Sale of goods and services	94,457,404	223,538,317	125,558,380	1,547,782	445,101,883
Royalties	986,602	-	-	-	986,602
Right of use licenses	1,000,000	-	19,287,845	-	20,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	-	-	-	(45,746)
Government grants	-	-	-	197,519	197,519
Total revenues	96,398,260	223,538,317	144,846,225	1,745,301	466,528,103

Cost of sales	(66,306,974)	(143,807,301)	(68,107,537)	(1,146,516)	(279,368,328)
Gross profit per segment	30,091,286	79,731,016	76,738,688	598,785	187,159,775
% Gross margin	31%	36%	53%	34%	40%

Year ended June 30, 2023	Seed and integrated products	Crop protection	Crop nutrition	Emerging solutions	Consolidated
Revenues from contracts with customers
Sale of goods and services	55,360,397	205,685,451	157,153,024	1,420,990	419,619,862
Royalties	1,247,567	-	-	-	1,247,567
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	319,428	153,460	137,666	-	610,554
Government grants	-	-	-	93,509	93,509
Total revenues	56,927,392	205,838,911	157,290,690	1,514,499	421,571,492

Cost of sales	(31,012,687)	(137,529,299)	(66,915,067)	(7,019)	(235,464,072)
Gross profit per segment	25,914,705	68,309,612	90,375,623	1,507,480	186,107,420
% Gross margin	46%	33%	57%	100%	44%
	06/30/2025	06/30/2024	06/30/2023
Revenue by similar group of products or services
Seed and integrated products	61,949,890	96,444,006	56,607,954
Seed Treatments Packs	28,476,396	29,992,052	32,563,161
Seed & Royalties Payments & HB4 Program	33,473,494	66,451,954	24,044,803

Crop protection	181,908,584	223,538,317	205,685,451
Adjuvants	56,028,937	56,634,128	52,825,245
Seed CP Products and Services	28,890,840	34,877,911	26,080,587
Other CP Products and Services	62,983,430	103,092,454	94,277,444
Bioprotection	34,005,377	28,933,824	32,502,175

Crop nutrition	89,485,513	144,846,225	157,153,024
Inoculants & Biofertilizers	22,445,093	18,315,253	23,621,534
Micro-beaded Fertilizers	56,461,771	91,786,942	90,827,714
Biostimulants	10,578,649	15,456,185	9,800,318
Syngenta up-front fee	-	19,287,845	32,903,458

Emerging solutions	270,673	1,745,301	1,514,499
Management expenses	267,261	1,547,782	1,420,990
Government grants	3,412	197,519	93,509

Total revenues	333,614,660	466,573,849	420,960,938

As of the current period, geographical information is reported by main countries and regions. LATAM refers to Latin America countries, excluding Argentina and Brazil which are reported separately. North America includes United States of America and Canada. The EMEA region covers Europe, the Middle East and Africa. The Group has recast the comparative figures accordingly.

Geographical information

	06/30/2025	06/30/2024	06/30/2023

Argentina	231,823,079	348,366,339	289,346,766
Brazil	17,673,809	24,175,116	23,690,028
LATAM	23,900,621	21,952,339	21,044,547
North America	30,107,865	27,543,558	30,768,912
EMEA	7,920,550	21,320,535	22,014,855
Rest of the world	22,188,736	23,215,962	34,095,830
Total revenues	333,614,660	466,573,849	420,960,938
	06/30/2025	06/30/2024
Non-current assets
Argentina	12,493,920	139,722,896
Brazil	-	7,698,175
LATAM	-	1,162,654
North America	53,447,180	189,199,549
EMEA	12,662,860	44,141
Rest of the world	-	26,279,731
Total	78,603,960	364,107,146

Property, plant and equipment	3,345,170	74,612,434
Intangible assets	75,258,790	177,331,280
Goodwill	-	112,163,432
Total reportable assets	78,603,960	364,107,146
Total non-reportable assets	126,105,586	585,729,699
Total assets	204,709,546	949,836,845

Following the Business Combination and the BIOX deconsolidation, the Executive team will evaluate the Group’s financial information and resources and assess the financial performance of these resources on a consolidated basis on the basis of Net revenue/loss for the period.